10. Deferred income tax and social contribution (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax And Social Contribution [Abstract]
Applicable tax rate for income tax	25.00%	25.00%
Applicable tax rate for social contribution	9.00%	9.00%
Credit used amount	R$ 325,583	R$ 95,389
Percentage of taxable profit offset	30.00%